Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	3 years	5 years 7 months 6 days
Office Space [Member]
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	3 years 1 month 6 days	1 year 2 months 12 days
POLAND [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 64,000
Lease expiration date	May 31, 2025
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	10 years
Lease term, mutual break clause	5 years
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 400,000
Lease expiration date	May 31, 2022
DENMARK
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 180,000
Lease expiration date	Dec. 01, 2025